JPMORGAN TRUST II
277 PARK AVENUE
NEW YORK, NEW YORK 10172
October 30, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust II (the “Trust”), on behalf of
the JPMorgan US Government Money Market Fund (the “Fund”)
File No. 2-95973 and 811-4236
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 350 (Amendment No. 351 under the Investment Company Act of 1940, as amended) filed electronically on October 30, 2025.
Please contact the undersigned at (602) 383-1747 or Erika.k.messbarger@jpmchase.com if you have any questions.
Very truly yours,
/s/ Erika K. Messbarger
Erika K. Messbarger
Assistant Secretary